401(k) Plan (Details Textual) (Aldagen Inc [Member], USD $)	12 Months Ended			142 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2011
Aldagen Inc [Member]
Defined Contribution Plan Employer Matching Contribution Percent Description			100% match of employee contributions on the first 3% of a contributing employee's salary and a 50% match on an additional 2% of salary contributed
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 59,815	$ 90,464		$ 325,306